Shareholders' Equity - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	4,348	1,910	3,427
Equity securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	25	22	40
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	4,348	1,911	3,401
Other securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	(26)	(23)	(14)